Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income taxes

The components of the income tax provision are as follows:

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2014	2013 (a)	2012 (a)
Current taxes:
Federal	$1,273	$714	$348
Foreign	337	286	236
State and local	155	66	14
Total current tax expense	1,765	1,066	598
Deferred tax expense (benefit):
Federal	(672)	536	123
Foreign	(98)	(30)	39
State and local	(83)	20	82
Total deferred tax expense	(853)	526	244
Provision for income taxes	$912	$1,592	$842

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2014	2013 (a)	2012 (a)
Domestic	$2,456	$2,428	$2,017
Foreign	1,107	1,349	1,340
Income before taxes	$3,563	$3,777	$3,357

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2014	2013 (a)
Depreciation and amortization	$2,646	$2,680
Lease financings	761	859
Securities valuation	230	493
Pension obligation	117	362
Equity investments	115	266
Net operating loss carryover	(12)	(166)
Credit losses on loans	(113)	(163)
Reserves not deducted for tax	(536)	(295)
Employee benefits	(616)	(632)
Other assets	(99)	(141)
Other liabilities	277	361
Valuation allowance	12	—
Net deferred tax liability	$2,782	$3,624

(a)
Results for 2013 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

As of Dec. 31, 2014, we have an available German net operating loss carryforward of $39 million with an indefinite life for which we have recorded a full valuation allowance.

As of Dec. 31, 2014, we had approximately $6 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no incremental U.S. income tax provision has been recorded. If these earnings were to be repatriated, the estimated U.S. tax liability as of Dec. 31, 2014 would be up to $1.2 billion. Management has no intention of repatriating these earnings to the U.S. in the foreseeable future.

The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2014	2013 (a)	2012 (a)
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.3	1.6	2.0
Tax-exempt income	(3.3)	(3.1)	(3.1)
Foreign operations	(3.0)	(4.4)	(5.3)
Tax credits	(0.8)	(2.0)	(3.4)
Tax litigation	—	16.5	—
Carryback claim	(4.7)	—	—
Leverage lease adjustment	(1.1)	(2.1)	(0.2)
Nondeductible litigation expense	2.1	—	—
Other – net	0.1	0.6	0.1
Effective tax rate	25.6%	42.1%	25.1%

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Unrecognized tax positions
(in millions)	2014	2013 (a)	2012 (a)
Beginning balance at Jan. 1, – gross	$866	$340	$250
Prior period tax positions:
Increases	58	570	163
Decreases	(257)	(19)	(66)
Current period tax positions	19	21	21
Settlements	(17)	(46)	(28)
Statute expiration	—	—	—
Ending balance at Dec. 31, – gross	$669	$866	$340

(a)
Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Our total tax reserves as of Dec. 31, 2014 were $669 million compared with $866 million at Dec. 31, 2013. If these tax reserves were unnecessary, $669 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2014 is accrued interest, where applicable, of $199 million. The additional tax expense related to interest for the year ended Dec. 31, 2014 was $1 million compared with $192 million for the year ended Dec. 31, 2013.
It is reasonably possible the total reserve for uncertain tax positions could decrease within the next 12 months by an amount up to $38 million as a result of adjustments related to tax years that are still subject to examination.

As previously disclosed, on Nov. 10, 2009, BNY Mellon filed a petition with the U.S. Tax Court challenging the IRS’s disallowance of certain foreign tax credits claimed for the 2001 and 2002 tax years. Trial was held from April 16 to May 17, 2012. On Feb. 11, 2013, BNY Mellon received an adverse decision from the U.S. Tax Court. On Sept. 23, 2013, the U.S. Tax Court amended its prior ruling to allow BNY Mellon an interest expense deduction and to exclude certain items from taxable income. The net impact of the court rulings for all years involved and related interest decreased after-tax income in 2013 by $593 million.
The U.S. Tax Court ruling was finalized on Feb. 20, 2014. On March 5, 2014, BNY Mellon appealed the decision to the Second Circuit Court of Appeals. On Sept. 25, 2014, the government filed its response to our appeal. In addition to requesting that the denial of foreign tax credits be upheld, the government also requested a reversal of the interest deduction allowed by the Tax Court in the amended decision. If the interest deduction is ultimately disallowed, further income tax expense of approximately $100 million may be required. See Note 22 of the Notes to Consolidated Financial Statements for additional information.

Our federal income tax returns are closed to examination through 2010. Our New York State and New York City income tax returns are closed to examination through 2010. Our UK income tax returns are closed to examination through 2012.